CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		45 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013
OTHER INCOME (LOSS)
Interest	$ 123	$ 922	$ 555	$ 14,766	$ 375,408
Litigation settlement	0	1,891,035	0	1,891,035	1,891,035
Gain (loss) on sale of marketable securities	(4,039)	0	(4,039)	7,373	1,017,653
Loss on impairment of marketable securities	(75,576)	0	(75,576)	0	(509,549)
Gain on sale of equipment	0	25,581	0	25,581	1,978,105
Gain on sale of subsidiaries	0	0	0	0	474,577
Gain on settlement of debt	340	0	340	0	8,090,739
Foreign currency (loss) gain	848	(11,644)	6,527	(18,807)	(42,320)
Net OTHER INCOME (LOSS)	(78,304)	1,905,894	(72,193)	1,919,948	13,275,648
EXPENSES
Corporate general and administrative	633,177	1,338,220	2,360,017	5,698,755	19,035,136
Exploration	278,151	209,847	892,875	762,110	3,124,524
Legal and accounting	40,637	541,354	369,259	1,139,333	2,824,802
Venezuelan operations	49,254	48,420	156,190	464,749	3,621,481
Arbitration (Note 3)	1,059,558	349,410	2,621,089	3,216,273	18,986,824
Equipment holding costs	287,531	198,025	698,561	758,436	4,972,596
Write-down of machinery and equipment	0	0	0	0	4,471,921
Total EXPENSES	2,348,308	2,685,276	7,097,991	12,039,656	57,037,284
Loss before interest expense	(2,426,612)	(779,382)	(7,170,184)	(10,119,708)	(43,761,636)
Interest expense	(1,409,299)	(969,680)	(3,992,390)	(4,259,002)	(22,675,562)
Net loss for the period	$ (3,835,911)	$ (1,749,062)	$ (11,162,574)	$ (14,378,710)	$ (66,437,198)
Net loss per share, basic and diluted	$ (0.05)	$ (0.03)	$ (0.15)	$ (0.24)
Weighted average common shares outstanding	74,766,941	60,299,208	73,670,851	60,198,880